TREASURY STOCK (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TREASURY STOCK
Share repurchase plan, shares repurchased (in shares)		0	242,830
American Depository Shares
TREASURY STOCK
Share repurchase plan, shares repurchased (in shares)	0	0	242,830